Financial Risks - Summary of Composition of Shares by Industry Sector in Unrealized Loss Position (Detail) - Aegon US, NL and UK [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment losses on shares [line items]
Carrying value of instruments with unrealized losses	€ 34	€ 64
Unrealized losses	(13)	(13)
Financial Industry [member]
Disclosure of impairment losses on shares [line items]
Carrying value of instruments with unrealized losses	19	54
Unrealized losses	(12)	(12)
Other industry [member]
Disclosure of impairment losses on shares [line items]
Carrying value of instruments with unrealized losses	14	€ 10
Unrealized losses	€ (2)